Debt, Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Debt, Cash and Cash Equivalents

B.9. DEBT, CASH AND CASH EQUIVALENTS
Changes in financial position during the period were as follows:

(€ million)	June 30, 2023	December 31, 2022
Long-term debt	14,241	14,857
Short-term debt and current portion of long-term debt	4,694	4,174
Interest rate and currency derivatives used to manage debt	205	187
Total debt	19,140	19,218
Cash and cash equivalents	(7,993)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	36	(45)
Net debt (a)	11,183	6,437
(a)Net debt does not include lease liabilities, which amounted to €2,092 million as of June 30, 2023 and €2,181 million as of December 31, 2022.

“Net debt” is a financial indicator used by management and investors to measure Sanofi’s overall net indebtedness.

B.9.1. NET DEBT AT VALUE ON REDEMPTION
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2023 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2023	Amortized cost	Adjustment to debt measured at fair value	June 30, 2023	December 31, 2022
Long-term debt	14,241	45	228	14,514	15,143
Short-term debt and current portion of long-term debt	4,694			4,694	4,178
Interest rate and currency derivatives used to manage debt	205		(239)	(34)	(48)
Total debt	19,140	45	(11)	19,174	19,273
Cash and cash equivalents	(7,993)			(7,993)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	36			36	(45)
Net debt (a)	11,183	45	(11)	11,217	6,492
(a)Net debt does not include lease liabilities, which amounted to €2,092 million as of June 30, 2023 and €2,181 million as of December 31, 2022.

The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2023				December 31, 2022
	non-current	current		Total	non-current	current	Total
Bond issues	14,426	1,686		16,112	15,044	3,817	18,861
Other bank borrowings	88	2,838	(a)	2,926	99	187	286
Other borrowings		3		3	—	6	6
Bank credit balances		167		167	—	168	168
Interest rate and currency derivatives used to manage debt		(34)		(34)	—	(48)	(48)
Total debt	14,514	4,660		19,174	15,143	4,130	19,273
Cash and cash equivalents		(7,993)		(7,993)	—	(12,736)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		36		36	—	(45)	(45)
Net debt	14,514	(3,297)		11,217	15,143	(8,651)	6,492
(a) As of June 30, 2023, current other bank borrowings include €2,630 million related to the US commercial paper program and €90 million related to Negotiable European Commercial Paper program in France.
Principal financing and debt reduction transactions during the period
Sanofi did not carry out any bond issues in the first half of 2023.
Two bond issues were redeemed during the first half of 2023:
i.a March 2018 fixed-rate bond issue of €1.75 billion, which matured on March 21, 2023; and
ii.a June 2018 fixed-rate bond issue of $1 billion, which matured on June 19, 2023.
Sanofi had the following arrangements in place as of June 30, 2023 to manage its liquidity in connection with current operations:
i.a syndicated credit facility of €4 billion, drawable in euros and US dollars and expiring in December 2027, for which no further extension options are available; and
ii.a new syndicated credit facility of €4 billion expiring in March 2028, with two extension options of one year each. This new facility, effective from March 8, 2023, replaced an existing €4 billion facility that was canceled on the same day.
As of June 30, 2023, neither facility was drawn down.
Sanofi also has a €6 billion Negotiable European Commercial Paper program in France, and a $10 billion Commercial Paper program in the United States.
During the first half of 2023, the average drawdown under the US Commercial Paper program was $2.0 billion, and the average drawdown under the Negotiable European Commercial Paper program in France was €39.0 million.
The financing in place as of June 30, 2023 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.

B.9.2. MARKET VALUE OF NET DEBT
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2023	December 31, 2022
Market value	10,105	5,227
Value on redemption	11,217	6,492